Fair Value Measurements - Schedule of Change in Fair Value of Company’s Assets and Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Demand Notes - Related Party [Member]
Schedule of Change in Fair Value of Company’s Assets and Liabilities Measured at Fair Value [Line Items]
Balance	$ 69,455	$ 97,912
Digital assets earned in the period
Warrant liability assumed in merger
Change in estimated fair value	(17,659)	(46,116)
Balance	51,796	51,796
Warrant Liability [Member]
Schedule of Change in Fair Value of Company’s Assets and Liabilities Measured at Fair Value [Line Items]
Balance
Digital assets earned in the period
Warrant liability assumed in merger	6,900,000	6,900,000
Change in estimated fair value	(2,185,000)	(2,185,000)
Balance	4,715,000	4,715,000
Digital Assets [Member]
Schedule of Change in Fair Value of Company’s Assets and Liabilities Measured at Fair Value [Line Items]
Balance	70,121	97,912
Digital assets earned in the period	904	1,570
Warrant liability assumed in merger
Change in estimated fair value	(17,659)	(46,116)
Balance	$ 53,366	$ 53,366